Share-based plans	3 Months Ended
Mar. 31, 2025
Share-based plans
Share-based plans

10.    Share-based plans

Effective March 1, 2025, 230,873 performance shares were allocated under the Fresenius Medical Care Management Board Long-Term Incentive Plan 2024+. The number of allocated Performance Shares may change over the performance period of three years, which for this allocation commenced on January 1, 2025 and ends on December 31, 2027, depending on the degree of achievement of the three performance targets return on invested capital (ROIC), total shareholder return (TSR) compared to competitors (Relative TSR) and reduction in market-based CO2 equivalents emissions (CO2e Reduction). The Supervisory Board decided to settle this allocation in shares of Fresenius Medical Care AG. As such, the Company accounts for this allocation as an equity-settled share-based payment transaction. The total allocation value as determined by the Supervisory Board amounted to €8,835. The fair value at grant date that will be amortized over the vesting period reflects all market conditions such as the projected target achievement at grant date for the Relative TSR target.